Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Supplemental Cash Flow [Line Items]
Accounts receivable	$ 19,402	$ (4,373)	$ (21,874)
Prepaid expenses and other current assets	6,467	7,193	(10,082)
Accounts payable	(2,229)	(3,952)	5,315
Accrued liabilities and other long-term liabilities	(5,653)	(10,223)	(15,912)
Unearned revenue and long-term unearned revenue	1,608	(2,355)	(14,419)
Advances to and from affiliates	(10,930)	(10,009)	4,567
Increase (Decrease) in Deferred Charges	(20,836)	(23,145)	(32,808)
Other operating assets and liabilities	(6,811)	(400)	(7,355)
Increase (Decrease) in Operating Capital, Total	6	30,917	77,555
LNG segment
Schedule Of Supplemental Cash Flow [Line Items]
Increase (Decrease) in Leasing Receivables	$ (18,976)	$ (16,347)	$ (15,013)